Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Disciplined Small Cap Portfolio
March 31, 2023
VDSC-NPRT1-0523
1.830301.117
Common Stocks - 96.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.4%
Bandwidth, Inc. (a)	55,490	843,448
Cogent Communications Group, Inc.	31,497	2,006,989
Iridium Communications, Inc.	17,028	1,054,544
Ooma, Inc. (a)	47,585	595,288
		4,500,269
Entertainment - 0.4%
Lions Gate Entertainment Corp.:
Class A (a)	35,178	389,420
Class B (a)	50,256	521,657
Madison Square Garden Entertainment Corp. (a)	4,213	248,862
		1,159,939
Interactive Media & Services - 1.0%
Eventbrite, Inc. (a)(b)	49,854	427,747
Shutterstock, Inc.	2,465	178,959
TrueCar, Inc. (a)	118,439	272,410
Vimeo, Inc. (a)	64,791	248,150
Yelp, Inc. (a)	65,585	2,013,460
Zedge, Inc. (a)	11,195	21,830
		3,162,556
Media - 0.3%
Quotient Technology, Inc. (a)	171,621	562,917
TechTarget, Inc. (a)	3,329	120,243
TEGNA, Inc.	12,775	216,025
		899,185
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	79,730	837,962
TOTAL COMMUNICATION SERVICES		10,559,911
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.1%
Luminar Technologies, Inc. (a)(b)	11,300	73,337
Modine Manufacturing Co. (a)	32,313	744,815
The Goodyear Tire & Rubber Co. (a)	60,101	662,313
Visteon Corp. (a)	14,181	2,224,006
		3,704,471
Automobiles - 0.5%
Winnebago Industries, Inc.	28,744	1,658,529
Broadline Retail - 0.4%
Dillard's, Inc. Class A (b)	4,183	1,287,025
Diversified Consumer Services - 1.0%
2U, Inc. (a)	70,425	482,411
Duolingo, Inc. (a)	14,477	2,064,275
Frontdoor, Inc. (a)	21,860	609,457
		3,156,143
Hotels, Restaurants & Leisure - 2.7%
Bloomin' Brands, Inc.	51,264	1,314,922
Denny's Corp. (a)	25,638	286,120
Dine Brands Global, Inc.	3,560	240,798
Everi Holdings, Inc. (a)	6,825	117,049
International Game Technology PLC	63,551	1,703,167
Texas Roadhouse, Inc. Class A	24,536	2,651,360
Wingstop, Inc.	12,961	2,379,380
		8,692,796
Household Durables - 2.2%
Beazer Homes U.S.A., Inc. (a)	7,698	122,244
Cavco Industries, Inc. (a)	1,993	633,256
Ethan Allen Interiors, Inc. (b)	3,225	88,559
Flexsteel Industries, Inc. (b)	9,996	192,523
Green Brick Partners, Inc. (a)	28,735	1,007,449
Installed Building Products, Inc.	18,642	2,125,747
KB Home	7,387	296,810
M/I Homes, Inc. (a)	16,006	1,009,819
Meritage Homes Corp.	1,123	131,121
Skyline Champion Corp. (a)	17,384	1,307,798
		6,915,326
Leisure Products - 0.1%
Johnson Outdoors, Inc. Class A	3,841	242,021
Nautilus, Inc. (a)	55,684	74,617
		316,638
Specialty Retail - 3.1%
Academy Sports & Outdoors, Inc.	4,544	296,496
American Eagle Outfitters, Inc.	38,882	522,574
Asbury Automotive Group, Inc. (a)	4,785	1,004,850
CarParts.com, Inc. (a)	117,672	628,368
Designer Brands, Inc. Class A (b)	9,382	81,999
Group 1 Automotive, Inc.	6,144	1,391,124
Lithia Motors, Inc. Class A (sub. vtg.)	3,568	816,822
MarineMax, Inc. (a)	8,705	250,269
Monro, Inc. (b)	3,109	153,678
Murphy U.S.A., Inc.	4,057	1,046,909
National Vision Holdings, Inc. (a)	78,536	1,479,618
OneWater Marine, Inc. Class A (a)(b)	1,369	38,291
Revolve Group, Inc. (a)(b)	13,765	362,020
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	10,333	561,495
The Buckle, Inc.	6,541	233,448
The Container Store Group, Inc. (a)	40,087	137,498
The ODP Corp. (a)	13,372	601,473
Winmark Corp.	504	161,497
		9,768,429
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	15,675	1,981,947
G-III Apparel Group Ltd. (a)	22,276	346,392
Lakeland Industries, Inc. (b)	12,915	188,559
Oxford Industries, Inc. (b)	5,573	588,453
Rocky Brands, Inc.	4,032	93,018
Wolverine World Wide, Inc.	12,639	215,495
		3,413,864
TOTAL CONSUMER DISCRETIONARY		38,913,221
CONSUMER STAPLES - 4.0%
Beverages - 1.1%
Coca-Cola Bottling Co. Consolidated	3,406	1,822,482
Primo Water Corp.	110,718	1,699,521
		3,522,003
Food & Staples Retailing - 0.9%
Ingles Markets, Inc. Class A	10,844	961,863
Natural Grocers by Vitamin Cottage, Inc.	12,027	141,317
PriceSmart, Inc.	1,211	86,562
Sprouts Farmers Market LLC (a)	39,346	1,378,290
Weis Markets, Inc.	3,681	311,670
		2,879,702
Food Products - 1.3%
B&G Foods, Inc. Class A (b)	37,865	588,043
Cal-Maine Foods, Inc.	22,866	1,392,311
Hostess Brands, Inc. Class A (a)	76,918	1,913,720
John B. Sanfilippo & Son, Inc.	1,877	181,919
Sovos Brands, Inc. (a)	5,619	93,725
		4,169,718
Personal Products - 0.7%
elf Beauty, Inc. (a)	25,092	2,066,326
Herbalife Nutrition Ltd. (a)	6,014	96,825
		2,163,151
Tobacco - 0.0%
Turning Point Brands, Inc.	4,303	90,363
TOTAL CONSUMER STAPLES		12,824,937
ENERGY - 5.9%
Energy Equipment & Services - 1.4%
Bristow Group, Inc. (a)	7,749	173,578
Cactus, Inc.	6,296	259,584
Helix Energy Solutions Group, Inc. (a)	27,529	213,074
Nabors Industries Ltd. (a)	8,728	1,064,030
Nabors Industries Ltd. warrants 6/11/26 (a)	5,910	110,813
Oceaneering International, Inc. (a)	60,716	1,070,423
Tidewater, Inc. (a)	20,098	885,920
Weatherford International PLC (a)	11,695	694,098
		4,471,520
Oil, Gas & Consumable Fuels - 4.5%
Arch Resources, Inc.	2,020	265,549
Ardmore Shipping Corp.	6,430	95,614
Civitas Resources, Inc.	8,459	578,088
CONSOL Energy, Inc.	14,564	848,644
CVR Energy, Inc. (b)	17,112	560,931
Delek U.S. Holdings, Inc.	54,284	1,245,818
DHT Holdings, Inc.	8,717	94,231
Golar LNG Ltd. (a)	20,722	447,595
Kosmos Energy Ltd. (a)	181,159	1,347,823
Magnolia Oil & Gas Corp. Class A	36,936	808,160
Matador Resources Co.	6,530	311,155
Murphy Oil Corp.	61,942	2,290,615
Par Pacific Holdings, Inc. (a)	28,969	845,895
PBF Energy, Inc. Class A	20,968	909,172
Permian Resource Corp. Class A (b)	86,576	909,048
Scorpio Tankers, Inc.	9,757	549,417
SM Energy Co.	17,855	502,797
Southwestern Energy Co. (a)	91,715	458,575
Talos Energy, Inc. (a)	44,529	660,810
World Fuel Services Corp.	24,833	634,483
		14,364,420
TOTAL ENERGY		18,835,940
FINANCIALS - 14.3%
Banks - 7.4%
1st Source Corp.	8,032	346,581
Atlantic Union Bankshares Corp.	40,842	1,431,512
Axos Financial, Inc. (a)	19,698	727,250
Banc of California, Inc.	6,213	77,849
BancFirst Corp.	15,901	1,321,373
Bancorp, Inc., Delaware (a)	45,935	1,279,290
Banner Corp.	9,993	543,319
Capital City Bank Group, Inc.	1,334	39,100
Cathay General Bancorp	10,902	376,337
Central Pacific Financial Corp.	11,803	211,274
Columbia Banking Systems, Inc.	25,630	548,995
Community Bank System, Inc.	13,175	691,556
Community Trust Bancorp, Inc.	4,717	179,010
ConnectOne Bancorp, Inc.	866	15,311
FB Financial Corp.	5,835	181,352
Financial Institutions, Inc.	10,123	195,171
First Bancorp, Puerto Rico	92,643	1,057,983
First Busey Corp.	20,080	408,427
First Commonwealth Financial Corp.	122,676	1,524,863
First Financial Bankshares, Inc.	4,654	148,463
Fulton Financial Corp.	100,206	1,384,847
Great Southern Bancorp, Inc.	15,726	796,994
Heartland Financial U.S.A., Inc.	18,258	700,377
Lakeland Financial Corp.	5,497	344,332
Mercantile Bank Corp.	1,897	58,010
Midland States Bancorp, Inc.	6,148	131,690
NBT Bancorp, Inc.	13,951	470,288
Northwest Bancshares, Inc. (b)	32,526	391,288
Old National Bancorp, Indiana	101,065	1,457,357
Park National Corp.	1,985	235,361
Peapack-Gladstone Financial Corp.	7,441	220,402
Provident Financial Services, Inc.	24,852	476,661
Renasant Corp.	6,043	184,795
S&T Bancorp, Inc.	4,318	135,801
Sierra Bancorp	9,632	165,863
Tompkins Financial Corp.	2,784	184,329
TowneBank	5,070	135,116
Trico Bancshares	1,007	41,881
Triumph Bancorp, Inc. (a)	15,219	883,615
Trustmark Corp.	2,078	51,327
UMB Financial Corp.	22,420	1,294,082
United Bankshares, Inc., West Virginia	5,923	208,490
Univest Corp. of Pennsylvania	8,356	198,371
Washington Federal, Inc.	53,910	1,623,769
Westamerica Bancorp.	7,702	341,199
		23,421,261
Capital Markets - 2.3%
Assetmark Financial Holdings, Inc. (a)	15,423	485,053
Federated Hermes, Inc.	43,011	1,726,462
Focus Financial Partners, Inc. Class A (a)	1,283	66,549
Open Lending Corp. (a)	53,960	379,878
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,920	388,368
PJT Partners, Inc.	3,981	287,388
Stifel Financial Corp.	26,227	1,549,753
StoneX Group, Inc. (a)	5,409	559,994
Virtus Investment Partners, Inc.	8,703	1,656,964
WisdomTree Investments, Inc.	8,300	48,638
		7,149,047
Consumer Finance - 0.9%
Bread Financial Holdings, Inc. (b)	31,880	966,602
LendingTree, Inc. (a)	15,635	416,829
PROG Holdings, Inc. (a)	52,449	1,247,762
Regional Management Corp.	7,908	206,320
		2,837,513
Diversified Financial Services - 0.1%
Compass Diversified Holdings	16,109	307,360
Financial Services - 0.9%
AvidXchange Holdings, Inc. (a)	30,122	234,952
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	6,755	899,698
Marqeta, Inc. Class A (a)	61,283	280,063
NMI Holdings, Inc. (a)	30,882	689,595
Paysafe Ltd. (a)(b)	29,715	513,178
Waterstone Financial, Inc.	18,875	285,579
		2,903,065
Insurance - 1.9%
American Equity Investment Life Holding Co.	1,759	64,186
Amerisafe, Inc.	11,410	558,520
CNO Financial Group, Inc.	80,912	1,795,437
Employers Holdings, Inc.	14,049	585,703
Genworth Financial, Inc. Class A (a)	16,614	83,402
Hippo Holdings, Inc. (a)	3,000	48,690
Kinsale Capital Group, Inc.	3,308	992,896
Oscar Health, Inc. (a)	97,014	634,472
Selective Insurance Group, Inc.	1,501	143,090
Trupanion, Inc. (a)(b)	28,162	1,207,868
		6,114,264
Mortgage Real Estate Investment Trusts - 0.8%
Ares Commercial Real Estate Corp. (b)	8,540	77,629
Blackstone Mortgage Trust, Inc. (b)	93,523	1,669,386
KKR Real Estate Finance Trust, Inc. (b)	53,346	607,611
TPG RE Finance Trust, Inc.	45,222	328,312
		2,682,938
TOTAL FINANCIALS		45,415,448
HEALTH CARE - 14.4%
Biotechnology - 5.7%
2seventy bio, Inc. (a)	16,617	169,493
Adverum Biotechnologies, Inc. (a)	95,044	68,185
Affimed NV (a)	44,681	33,314
Agios Pharmaceuticals, Inc. (a)	1,047	24,050
Akebia Therapeutics, Inc. (a)(b)	216,942	121,574
Akero Therapeutics, Inc. (a)	6,702	256,419
Alector, Inc. (a)	24,426	151,197
Alkermes PLC (a)	28,883	814,212
Allakos, Inc. (a)(b)	36,544	162,621
Amicus Therapeutics, Inc. (a)	51,620	572,466
Anika Therapeutics, Inc. (a)	4,450	127,804
Apellis Pharmaceuticals, Inc. (a)(b)	9,374	618,309
Arbutus Biopharma Corp. (a)(b)	57,393	173,901
Arcellx, Inc. (a)	3,623	111,625
Arcturus Therapeutics Holdings, Inc. (a)	11,835	283,685
Arrowhead Pharmaceuticals, Inc. (a)	8,272	210,109
Ars Pharmaceuticals, Inc. (a)	11,442	74,487
Assembly Biosciences, Inc. (a)	48,169	40,481
Atara Biotherapeutics, Inc. (a)	45,179	131,019
Atreca, Inc. (a)(b)	38,927	44,377
Beam Therapeutics, Inc. (a)	3,351	102,608
BioCryst Pharmaceuticals, Inc. (a)	8,455	70,515
Biohaven Ltd.	18,286	249,787
bluebird bio, Inc. (a)	36,759	116,894
Blueprint Medicines Corp. (a)	5,249	236,153
Bolt Biotherapeutics, Inc. (a)(b)	27,696	38,497
BridgeBio Pharma, Inc. (a)	32,538	539,480
C4 Therapeutics, Inc. (a)	18,343	57,597
CareDx, Inc. (a)	14,594	133,389
Carisma Therapeutics, Inc. (b)	8,292	25,705
Carisma Therapeutics, Inc. rights (a)(c)	165,842	2
Catalyst Pharmaceutical Partners, Inc. (a)	3,851	63,850
Cogent Biosciences, Inc. (a)	15,733	169,759
Coherus BioSciences, Inc. (a)(b)	34,247	234,249
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,376	10,004
Cytokinetics, Inc. (a)	7,654	269,344
CytomX Therapeutics, Inc. (a)(b)	58,459	88,273
Deciphera Pharmaceuticals, Inc. (a)	21,861	337,752
Denali Therapeutics, Inc. (a)	7,956	183,306
Editas Medicine, Inc. (a)(b)	18,635	135,104
Emergent BioSolutions, Inc. (a)	13,463	139,477
Fate Therapeutics, Inc. (a)(b)	39,819	226,968
FibroGen, Inc. (a)	4,288	80,014
Fortress Biotech, Inc. (a)	29,605	24,276
Gritstone Bio, Inc. (a)	42,382	117,822
Gt Biopharma, Inc. (a)(b)	17,977	9,887
Halozyme Therapeutics, Inc. (a)	14,677	560,515
Heron Therapeutics, Inc. (a)(b)	47,386	71,553
Homology Medicines, Inc. (a)	22,439	23,112
ImmunoGen, Inc. (a)	73,852	283,592
Infinity Pharmaceuticals, Inc. (a)	92,615	14,818
Inhibrx, Inc. (a)(b)	906	17,096
Insmed, Inc. (a)	25,432	433,616
Intellia Therapeutics, Inc. (a)	12,837	478,435
Intercept Pharmaceuticals, Inc. (a)	15,411	206,970
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	4,120	43,342
Iveric Bio, Inc. (a)	22,327	543,216
Kalvista Pharmaceuticals, Inc. (a)	23,000	180,780
Karuna Therapeutics, Inc. (a)	3,256	591,420
Karyopharm Therapeutics, Inc. (a)(b)	39,121	152,181
Kezar Life Sciences, Inc. (a)	12,766	39,958
Kodiak Sciences, Inc. (a)	20,593	127,677
Krystal Biotech, Inc. (a)	920	73,655
Kura Oncology, Inc. (a)	13,165	161,008
Macrogenics, Inc. (a)	21,059	150,993
Madrigal Pharmaceuticals, Inc. (a)	2,610	632,299
MiMedx Group, Inc. (a)	19,565	66,717
Mustang Bio, Inc. (a)(b)	38,177	13,996
Myriad Genetics, Inc. (a)	4,030	93,617
Nurix Therapeutics, Inc. (a)	10,534	93,542
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
ORIC Pharmaceuticals, Inc. (a)	48,226	274,888
Ovid Therapeutics, Inc. (a)	32,292	83,313
Passage Bio, Inc. (a)	21,054	20,163
Pieris Pharmaceuticals, Inc. (a)(b)	44,332	43,268
Precigen, Inc. (a)(b)	69,772	73,958
Prometheus Biosciences, Inc. (a)	3,459	371,220
Protagonist Therapeutics, Inc. (a)	14,239	327,497
Prothena Corp. PLC (a)	1,607	77,891
PTC Therapeutics, Inc. (a)	13,379	648,079
Puma Biotechnology, Inc. (a)	22,568	69,735
Relay Therapeutics, Inc. (a)	2,234	36,794
Replimune Group, Inc. (a)	10,861	191,805
Revolution Medicines, Inc. (a)	2,991	64,785
Rigel Pharmaceuticals, Inc. (a)	67,503	89,104
Rocket Pharmaceuticals, Inc. (a)	2,707	46,371
Sage Therapeutics, Inc. (a)	2,509	105,278
Sangamo Therapeutics, Inc. (a)(b)	41,072	72,287
Selecta Biosciences, Inc. (a)(b)	46,724	64,946
Surface Oncology, Inc. (a)	32,938	23,017
Sutro Biopharma, Inc. (a)	27,300	126,126
Syndax Pharmaceuticals, Inc. (a)	14,127	298,362
TCR2 Therapeutics, Inc. (a)	36,076	54,114
TG Therapeutics, Inc. (a)	8,869	133,390
Travere Therapeutics, Inc. (a)	15,665	352,306
Twist Bioscience Corp. (a)(b)	10,576	159,486
Vanda Pharmaceuticals, Inc. (a)	25,876	175,698
Vaxcyte, Inc. (a)	5,551	208,051
Veracyte, Inc. (a)(b)	15,515	345,985
Vir Biotechnology, Inc. (a)	5,202	121,051
Voyager Therapeutics, Inc. (a)	24,687	190,337
Xbiotech, Inc. (a)	7,080	24,426
Xencor, Inc. (a)	3,131	87,324
Zentalis Pharmaceuticals, Inc. (a)	10,807	185,880
		18,051,083
Health Care Equipment & Supplies - 4.0%
Accuray, Inc. (a)(b)	201,263	597,751
Artivion, Inc. (a)	26,476	346,836
Atricure, Inc. (a)	20,820	862,989
Avanos Medical, Inc. (a)	47,201	1,403,758
Cerus Corp. (a)	137,717	409,019
Embecta Corp.	3,403	95,692
Figs, Inc. Class A (a)(b)	61,652	381,626
Inari Medical, Inc. (a)	5,281	326,049
Inspire Medical Systems, Inc. (a)	4,941	1,156,540
Integer Holdings Corp. (a)	16,628	1,288,670
IRadimed Corp.	3,035	119,427
Lantheus Holdings, Inc. (a)	25,089	2,071,348
LivaNova PLC (a)	1,017	44,321
Merit Medical Systems, Inc. (a)	1,369	101,238
Novocure Ltd. (a)	2,820	169,595
Orthofix International NV (a)	5,971	100,014
Shockwave Medical, Inc. (a)	8,466	1,835,683
SurModics, Inc. (a)	23,353	531,981
Tactile Systems Technology, Inc. (a)	14,452	237,302
Zimvie, Inc. (a)	79,246	572,949
		12,652,788
Health Care Providers & Services - 2.0%
23andMe Holding Co. Class A (a)(b)	53,758	122,568
Addus HomeCare Corp. (a)	2,871	306,508
AMN Healthcare Services, Inc. (a)(b)	7,042	584,204
DocGo, Inc. Class A (a)(b)	39,440	341,156
Hims & Hers Health, Inc. (a)(b)	43,308	429,615
Invitae Corp. (a)(b)	96,690	130,532
National Healthcare Corp.	12,611	732,321
Option Care Health, Inc. (a)	76,093	2,417,475
Patterson Companies, Inc.	6,591	176,441
Privia Health Group, Inc. (a)	1,736	47,931
The Ensign Group, Inc.	10,191	973,648
		6,262,399
Health Care Technology - 1.0%
Computer Programs & Systems, Inc. (a)	7,816	236,043
Health Catalyst, Inc. (a)	62,609	730,647
HealthStream, Inc.	25,444	689,532
Nextgen Healthcare, Inc. (a)	52,325	910,978
Phreesia, Inc. (a)	17,433	562,912
		3,130,112
Life Sciences Tools & Services - 0.6%
AbCellera Biologics, Inc. (a)(b)	14,288	107,732
Adaptive Biotechnologies Corp. (a)	28,752	253,880
Codexis, Inc. (a)	29,133	120,611
Medpace Holdings, Inc. (a)	4,756	894,366
Nanostring Technologies, Inc. (a)	18,541	183,556
Pacific Biosciences of California, Inc. (a)(b)	16,970	196,513
Phenomex, Inc. (a)	31,654	36,719
Quanterix Corp. (a)	23,985	270,311
		2,063,688
Pharmaceuticals - 1.1%
Aclaris Therapeutics, Inc. (a)	3,708	29,998
Amneal Pharmaceuticals, Inc. (a)	42,303	58,801
Amphastar Pharmaceuticals, Inc. (a)	9,800	367,500
Amylyx Pharmaceuticals, Inc. (a)(b)	2,410	70,709
Arvinas Holding Co. LLC (a)	6,451	176,241
Atea Pharmaceuticals, Inc. (a)	21,416	71,744
Axsome Therapeutics, Inc. (a)	2,282	140,754
Corcept Therapeutics, Inc. (a)(b)	16,923	366,552
Esperion Therapeutics, Inc. (a)	31,482	50,056
Intra-Cellular Therapies, Inc. (a)	9,736	527,204
Nektar Therapeutics (a)	38,600	27,132
NGM Biopharmaceuticals, Inc. (a)	15,944	65,052
Odonate, Inc. (a)(b)	39,639	71,350
Pacira Biosciences, Inc. (a)	3,659	149,324
Prestige Brands Holdings, Inc. (a)	10,847	679,348
Reata Pharmaceuticals, Inc. (a)	1,864	169,475
Relmada Therapeutics, Inc. (a)	29,525	66,727
Revance Therapeutics, Inc. (a)	5,635	181,503
Supernus Pharmaceuticals, Inc. (a)	4,900	177,527
Theravance Biopharma, Inc. (a)(b)	10,013	108,641
WAVE Life Sciences (a)	22,804	98,741
		3,654,379
TOTAL HEALTH CARE		45,814,449
INDUSTRIALS - 17.9%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc. (a)	2,176	122,226
Astronics Corp. (a)	21,700	289,912
Maxar Technologies, Inc.	3,873	197,755
Park Aerospace Corp.	6,097	82,005
Parsons Corp. (a)	41,656	1,863,689
Triumph Group, Inc. (a)	10,600	122,854
		2,678,441
Air Freight & Logistics - 0.6%
Forward Air Corp.	11,190	1,205,834
Hub Group, Inc. Class A (a)	8,362	701,906
		1,907,740
Airlines - 0.0%
Mesa Air Group, Inc. (a)	47,931	113,596
Building Products - 1.4%
Apogee Enterprises, Inc.	19,722	852,977
AZZ, Inc.	17,423	718,525
Janus International Group, Inc. (a)	11,434	112,739
Jeld-Wen Holding, Inc. (a)	27,856	352,657
Masonite International Corp. (a)	1,828	165,928
PGT Innovations, Inc. (a)	24,605	617,832
Resideo Technologies, Inc. (a)	40,826	746,299
Simpson Manufacturing Co. Ltd.	1,400	153,496
UFP Industries, Inc.	7,187	571,151
		4,291,604
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	18,803	845,007
Brady Corp. Class A	4,109	220,777
Cimpress PLC (a)	29,730	1,302,769
HNI Corp.	1,452	40,424
Interface, Inc.	24,617	199,890
Liquidity Services, Inc. (a)	2,800	36,876
The Brink's Co.	31,544	2,107,139
The GEO Group, Inc. (a)	85,810	677,041
		5,429,923
Construction & Engineering - 2.4%
API Group Corp. (a)	29,537	663,992
Comfort Systems U.S.A., Inc.	15,729	2,295,805
EMCOR Group, Inc.	16,621	2,702,404
MYR Group, Inc. (a)	15,627	1,969,158
		7,631,359
Electrical Equipment - 2.2%
Atkore, Inc. (a)	17,457	2,452,359
Encore Wire Corp. (b)	6,504	1,205,386
EnerSys (b)	8,751	760,287
Enovix Corp. (a)(b)	30,796	459,168
Preformed Line Products Co.	7,515	962,221
Regal Rexnord Corp.	6,005	845,084
Thermon Group Holdings, Inc. (a)	5,400	134,568
Vicor Corp. (a)	6,029	283,001
		7,102,074
Ground Transportation - 0.4%
Marten Transport Ltd.	44,672	935,878
Werner Enterprises, Inc.	7,610	346,179
		1,282,057
Machinery - 3.3%
Alamo Group, Inc.	629	115,837
Barnes Group, Inc.	45,232	1,821,945
Chart Industries, Inc. (a)	668	83,767
Energy Recovery, Inc. (a)	2,561	59,031
Enerpac Tool Group Corp. Class A	6,700	170,850
Evoqua Water Technologies Corp. (a)	8,663	430,724
Gorman-Rupp Co.	3,702	92,550
Helios Technologies, Inc.	1,300	85,020
Hurco Companies, Inc.	10,939	276,975
Hyster-Yale Materials Handling, Inc. Class A	9,198	458,888
Kadant, Inc.	983	204,975
L.B. Foster Co. Class A (a)	3,644	41,833
Lindsay Corp.	7,243	1,094,635
Mueller Industries, Inc.	14,348	1,054,291
Mueller Water Products, Inc. Class A (b)	58,230	811,726
Proto Labs, Inc. (a)	19,301	639,828
Standex International Corp.	888	108,727
Tennant Co.	2,721	186,470
Wabash National Corp.	10,702	263,162
Watts Water Technologies, Inc. Class A	13,887	2,337,460
		10,338,694
Marine - 0.0%
Safe Bulkers, Inc.	30,186	111,386
Professional Services - 3.0%
Barrett Business Services, Inc.	14,008	1,241,669
Conduent, Inc. (a)	46,373	159,059
CRA International, Inc.	5,640	608,105
CSG Systems International, Inc.	32,626	1,752,016
ExlService Holdings, Inc. (a)	14,155	2,290,704
Heidrick & Struggles International, Inc.	16,488	500,576
Insperity, Inc.	1,347	163,728
Kforce, Inc.	12,415	785,125
Resources Connection, Inc.	3,282	55,991
TriNet Group, Inc. (a)	14,989	1,208,263
TrueBlue, Inc. (a)	2,487	44,269
Ttec Holdings, Inc.	4,488	167,088
Upwork, Inc. (a)	58,312	660,092
		9,636,685
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	9,312	1,323,515
Beacon Roofing Supply, Inc. (a)	15,377	904,936
Global Industrial Co.	21,803	585,193
GMS, Inc. (a)	24,851	1,438,624
Rush Enterprises, Inc. Class A	17,215	939,939
Titan Machinery, Inc. (a)	33,083	1,007,377
Transcat, Inc. (a)	1,500	134,085
Veritiv Corp.	1,318	178,115
		6,511,784
TOTAL INDUSTRIALS		57,035,343
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.2%
CommScope Holding Co., Inc. (a)	180,447	1,149,447
Digi International, Inc. (a)	5,263	177,258
Extreme Networks, Inc. (a)	83,711	1,600,554
Harmonic, Inc. (a)	51,965	758,169
		3,685,428
Electronic Equipment & Components - 2.9%
Badger Meter, Inc.	6,139	747,853
Belden, Inc.	25,451	2,208,383
Benchmark Electronics, Inc.	41,682	987,447
Daktronics, Inc. (a)	11,995	68,012
Fabrinet (a)	17,664	2,097,777
Insight Enterprises, Inc. (a)	1,304	186,420
Kimball Electronics, Inc. (a)	38,731	933,417
PC Connection, Inc.	10,939	491,817
Sanmina Corp. (a)	19,722	1,202,845
ScanSource, Inc. (a)	11,166	339,893
		9,263,864
IT Services - 0.1%
Grid Dynamics Holdings, Inc. (a)	8,425	96,551
Perficient, Inc. (a)	1,472	106,264
		202,815
Semiconductors & Semiconductor Equipment - 2.2%
ACM Research, Inc. (a)	21,382	250,169
Axcelis Technologies, Inc. (a)	4,361	581,103
Diodes, Inc. (a)	17,938	1,663,929
FormFactor, Inc. (a)	2,682	85,422
Impinj, Inc. (a)	7,298	989,025
Lattice Semiconductor Corp. (a)	17,500	1,671,250
MACOM Technology Solutions Holdings, Inc. (a)	2,994	212,095
MaxLinear, Inc. Class A (a)	18,702	658,497
PDF Solutions, Inc. (a)	2,239	94,934
Photronics, Inc. (a)	14,796	245,318
Semtech Corp. (a)	26,424	637,875
		7,089,617
Software - 5.9%
8x8, Inc. (a)(b)	83,147	346,723
Box, Inc. Class A (a)	62,795	1,682,278
CommVault Systems, Inc. (a)	32,999	1,872,363
Couchbase, Inc. (a)	9,107	128,044
Domo, Inc. Class B (a)	97,570	1,384,518
Liveramp Holdings, Inc. (a)	76,163	1,670,255
Momentive Global, Inc. (a)	56,877	530,094
Pagerduty, Inc. (a)	9,766	341,615
Progress Software Corp.	11,331	650,966
PROS Holdings, Inc. (a)	15,955	437,167
Q2 Holdings, Inc. (a)	52,350	1,288,857
Qualys, Inc. (a)	5,817	756,326
SecureWorks Corp. (a)	18,453	158,142
Sprout Social, Inc. (a)	14,769	899,137
SPS Commerce, Inc. (a)(b)	16,337	2,488,125
Tenable Holdings, Inc. (a)	18,732	889,957
Upland Software, Inc. (a)	19,729	84,835
Varonis Systems, Inc. (a)	38,576	1,003,362
Verint Systems, Inc. (a)	6,540	243,550
Yext, Inc. (a)	143,331	1,377,411
Zuora, Inc. (a)	66,460	656,625
		18,890,350
Technology Hardware, Storage & Peripherals - 0.7%
Diebold Nixdorf, Inc. (a)(b)	43,800	52,560
Super Micro Computer, Inc. (a)	17,122	1,824,349
Xerox Holdings Corp. (b)	23,323	359,174
		2,236,083
TOTAL INFORMATION TECHNOLOGY		41,368,157
MATERIALS - 4.6%
Chemicals - 1.8%
AdvanSix, Inc.	15,588	596,553
American Vanguard Corp.	30,388	664,889
Avient Corp.	10,161	418,227
Balchem Corp.	897	113,453
Cabot Corp.	4,656	356,836
Ecovyst, Inc. (a)	81,972	905,791
FutureFuel Corp.	25,866	190,891
Hawkins, Inc.	1,200	52,536
Innospec, Inc.	4,499	461,912
Orion Engineered Carbons SA	10,934	285,268
Rayonier Advanced Materials, Inc. (a)	19,537	122,497
Sensient Technologies Corp.	11,576	886,259
Stepan Co.	6,912	712,143
		5,767,255
Containers & Packaging - 0.6%
Greif, Inc. Class A	2,643	167,487
Myers Industries, Inc.	71,041	1,522,409
O-I Glass, Inc. (a)	5,069	115,117
		1,805,013
Metals & Mining - 2.0%
Arconic Corp. (a)	2,257	59,201
ATI, Inc. (a)	18,133	715,528
Commercial Metals Co.	39,897	1,950,963
Constellium NV (a)	36,688	560,593
Materion Corp.	6,047	701,452
Novagold Resources, Inc. (a)	9,225	57,380
Olympic Steel, Inc.	8,392	438,146
Ryerson Holding Corp.	10,797	392,795
SunCoke Energy, Inc.	183,638	1,649,069
		6,525,127
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	7,490	250,316
Sylvamo Corp.	8,819	407,967
		658,283
TOTAL MATERIALS		14,755,678
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Alexanders, Inc.	1,050	203,438
American Assets Trust, Inc.	61,053	1,134,975
Ashford Hospitality Trust, Inc. (a)(b)	57,280	183,869
Brandywine Realty Trust (SBI)	43,051	203,631
CareTrust (REIT), Inc.	44,695	875,128
Community Healthcare Trust, Inc.	3,462	126,709
Corporate Office Properties Trust (SBI)	20,771	492,480
EastGroup Properties, Inc.	5,183	856,854
Empire State Realty Trust, Inc. (b)	52,374	339,907
Equity Commonwealth	8,137	168,517
Essential Properties Realty Trust, Inc.	5,912	146,913
Global Medical REIT, Inc.	59,857	545,297
Global Net Lease, Inc.	75,294	968,281
National Storage Affiliates Trust	40,079	1,674,501
Necessity Retail (REIT), Inc./The	73,088	458,993
Outfront Media, Inc.	62,510	1,014,537
Phillips Edison & Co., Inc.	16,796	547,886
Piedmont Office Realty Trust, Inc. Class A	54,314	396,492
Retail Opportunity Investments Corp.	28,807	402,146
RLJ Lodging Trust	20,508	217,385
RPT Realty	7,011	66,675
Ryman Hospitality Properties, Inc.	11,227	1,007,399
SITE Centers Corp.	18,507	227,266
Summit Hotel Properties, Inc.	19,988	139,916
Terreno Realty Corp.	20,714	1,338,124
Universal Health Realty Income Trust (SBI)	8,508	409,320
		14,146,639
Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. (a)	57,354	302,829
Cushman & Wakefield PLC (a)	93,799	988,641
eXp World Holdings, Inc. (b)	11,571	146,836
Marcus & Millichap, Inc.	6,069	194,876
Newmark Group, Inc.	10,400	73,632
		1,706,814
TOTAL REAL ESTATE		15,853,453
UTILITIES - 2.0%
Electric Utilities - 1.0%
Allete, Inc.	13,769	886,311
MGE Energy, Inc.	11,340	880,778
PNM Resources, Inc.	3,080	149,934
Portland General Electric Co.	28,288	1,383,000
		3,300,023
Gas Utilities - 0.0%
Chesapeake Utilities Corp.	652	83,449
Independent Power and Renewable Electricity Producers - 0.7%
Altus Power, Inc. Class A (a)(b)	27,070	148,344
Clearway Energy, Inc.:
Class A	34,990	1,050,750
Class C	26,704	836,636
		2,035,730
Multi-Utilities - 0.1%
Black Hills Corp.	5,252	331,401
Water Utilities - 0.2%
American States Water Co.	6,885	612,008
Middlesex Water Co.	877	68,511
		680,519
TOTAL UTILITIES		6,431,122
TOTAL COMMON STOCKS (Cost $295,319,353)		307,807,659

Money Market Funds - 7.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (d)	9,241,403	9,243,251
Fidelity Securities Lending Cash Central Fund 4.87% (d)(e)	15,965,498	15,967,094
TOTAL MONEY MARKET FUNDS (Cost $25,210,345)		25,210,345

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $320,529,698)	333,018,004
NET OTHER ASSETS (LIABILITIES) - (4.5)% (f)	(14,384,820)
NET ASSETS - 100.0%	318,633,184

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	110	Jun 2023	9,974,250	159,826	159,826

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $638,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	7,105,388	14,816,888	12,679,025	104,545	-	-	9,243,251	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	18,738,102	25,506,082	28,277,090	6,675	-	-	15,967,094	0.0%
Total	25,843,490	40,322,970	40,956,115	111,220	-	-	25,210,345

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.